STOCK REPURCHASE PROGRAM	3 Months Ended
Dec. 31, 2013
STOCK REPURCHASE PROGRAM [Abstract]
STOCK REPURCHASE PROGRAM

NOTE 17 - STOCK REPURCHASE PROGRAM

On December 18, 2012, the Board of Directors of the Company authorized a stock repurchase program pursuant to which the Company intended to purchase up to 168,619 of its issued and outstanding shares of common stock, which represented approximately 5.0% of the Company's issued and outstanding shares. All repurchased shares are held by the Company as authorized but unissued shares. On June 11, 2013, the Board of Directors of the Company terminated the Company's existing stock repurchase program, under which the Company had previously purchased a total of 136,046 shares of its common stock at a weighted average price of $14.51 per share.

On June 11, 2013, the Board of Directors of the Company authorized a stock repurchase program pursuant to which the Company intended to purchase up to 161,816 of its issued and outstanding shares of common stock, which represented approximately 5.0% of the Company's issued and outstanding shares. All repurchased shares are held by the Company as authorized but unissued shares. The repurchase program commenced on June 14, 2013. On November 20, 2013, the Board of Directors of the Company terminated the Company's existing stock repurchase program, under which the Company had previously purchased a total of 18,961 shares of its common stock at a weighted average price of $15.00 per share.

On November 20, 2013, the Board of Directors of the Company authorized a program to repurchase, from time to time and subject to market conditions, up to 12,650 shares of Company outstanding common stock through open-market purchases, block trades, negotiated private transactions and pursuant to a trading plan that will be adopted in accordance with Rule 10b5-1 under the Securities Exchange Act of 1934 (the "Third Repurchase Program"). The Third Repurchase Program commenced on November 21, 2013 and will terminate prior to the mailing of the proxy statement for the approval of Poage Bankshare's acquisition of Town Square Financial Corporation to its stockholders (Note 19). The Company's stock repurchases pursuant to the Third Repurchase Program is dependent on certain factors, including but not limited to, the timing of the mailing of the Town Square Financial Corporation proxy statement, the timing of the Town Square Financial Corporation special meeting to approve the merger agreement, market conditions and prices, available funds and alternative uses of capital. The Company has repurchased 5,000 shares of its common stock at a weighted average price of $14.20 under the Plan.

The Board of Directors of the Company may authorize a fourth stock repurchase program following completion of the Town Square Financial Corporation special meeting.